Party-In-Interest Transactions (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Interest in registered investment companies	$ 3,938,119	$ 2,184,749
Corporate common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	260,050	438,269
Interest in registered investment companies	$ 35,172,294	$ 28,527,659
Net appreciation in fair value of investments	$ 24,223,834